Share Capital and Treasury Shares - Additional Information (Detail) - SGD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statements [Line Items]
Gain on re-issue of treasury shares	$ 785,000	$ 785,000	$ 130,000
Treasury shares [member]
Statements [Line Items]
Number of shares issued	0	3,653	0
Issue of equity	$ 0	$ 0	$ 0
Exercise Price	0	0	0
Treasury shares	0	655,000	$ 0
Number of shares in entity held by entity			3,500
Purchase of treasury shares	0	0	$ 1,000
Treasury shares [member] | Bottom of range [member]
Statements [Line Items]
Exercise Price		125
Treasury shares [member] | Weighted average [member]
Statements [Line Items]
Exercise Price		142
Treasury shares [member] | Top of range [member]
Statements [Line Items]
Exercise Price		164
Capital reserve [member]
Statements [Line Items]
Gain on re-issue of treasury shares	$ 0	$ 655,000	$ 0
Ordinary shares [member]
Statements [Line Items]
Conversion of stock shares converted	1,340,247
Ordinary shares [member] | Panama [Member]
Statements [Line Items]
Number of shares issued	636,815
Issue of equity	$ 248,637,000
Ordinary shares [member] | Employee Share Grant Plan [Member]
Statements [Line Items]
Number of shares issued	9,472	16,504
Issue of equity	$ 2,278,000	$ 2,611,000
Ordinary shares [member] | Non Executive Directors Share Plan [Member]
Statements [Line Items]
Number of shares issued	3,184	0
Issue of equity	$ 1,243,000	$ 0
Ordinary shares [member] | Non Executive Directors [Member]
Statements [Line Items]
Number of shares issued	632	175
Issue of equity	$ 180,000